ENTITY WIDE DISCLOSURES (Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Fixed assets, net	$ 8,453	$ 10,067	$ 10,070
Israel [Member]
Segment Reporting Information [Line Items]
Fixed assets, net	8,448	9,388	9,161
Europe [Member]
Segment Reporting Information [Line Items]
Fixed assets, net		675	901
North America [Member]
Segment Reporting Information [Line Items]
Fixed assets, net	$ 5	$ 4	$ 8